Taxes - Reconciliation of the income tax expenses (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
Disclosure of detailed information about income tax [Line Items]
Net income before income tax	$ 26,425,817		$ 4,776,514	$ 19,723,568
Statutory rate	31.00%	31.00%	32.00%	33.00%
Income tax at statutory rate	$ 8,192,003		$ 1,528,484	$ 6,508,777
Effective tax rate reconciliation items:
Non-deductible expenses	1,581,472		277,007	295,550
Reversal of deferred tax recognized in prior years	0		245,508	0
Rate differential adjustment	(304,176)		14,974	132,888
Impairment of non-current assets	0		0	57,646
Variation in equity accounting method in Invercolsa	0		0	(2,943)
Non-taxable income	(517,483)		(35,471)	(524,658)
Prior years' taxes	(90,860)		(31,121)	(33,519)
Foreign currency translation and exchange difference	(149,035)		59,852	(54,319)
Tax discounts and tax credit	(173,154)		(20,572)	(110,857)
Ecopetrol U.S.A. adjustment income tax	0		0	(1,550,152)
Tax deferred liability by investments	285,489		0	0
Effect of tax reform	(28,993)		0	0
Income tax expense	8,795,263		2,038,661	4,718,413
Increase of the non-deductible expenses by adjustments for exchange difference	$ 371,471	$ 1,192,108	$ (80,507)	$ (28,877)
Effective tax rate	33.30%	33.30%	42.70%	23.90%
Current	$ 6,940,660		$ 2,583,832	$ 7,127,492
Deferred income tax	1,854,603		(545,171)	(2,409,079)
Income tax expense	8,795,263		$ 2,038,661	$ 4,718,413
Ecopetrol Capital AG [Member]
Effective tax rate reconciliation items:
Nominal rate profit value	52,026
Ecopetrol Permian
Effective tax rate reconciliation items:
Nominal rate profit value	112,030
Esenttia Masterbatch Ltd [Member]
Effective tax rate reconciliation items:
Nominal rate profit value	$ 51,279